VALIC COMPANY II

Capital Appreciation Fund (the “Fund”)

Explanatory Note: Incorporated herein by reference is the Supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 29, 2017 and dated January 1, 2018 (SEC Accession No 0001193125-18-138267).